Form N-1A Cover	Jun. 11, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ETF OPPORTUNITIES TRUST
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 09, 2026
Prospectus Date	Jun. 11, 2026